SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation
(a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America ("US GAAP").

Basis of consolidation
(b)	Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and its VIEs' subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates
(c)	Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes, including allowance for doubtful accounts, the useful lives of property and equipment and intangible assets, impairment of long-term investments, impairment of goodwill, impairment of long-lived assets, share-based compensation and valuation allowance for deferred tax assets. Actual results could differ from those estimates.

Significant risks and uncertainties
(d)	Significant risks and uncertainties

The Group participates in a dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group's future financial position, results of operations, or cash flows: the Group's limited operating history; advances and trends in new technologies and industry standards; competition from other competitors; regulatory or other PRC related factors; risks associated with the Group's ability to attract and retain employees necessary to support its growth; risks associated with the Group's growth strategies; and general risks associated with the advertising industry.

Fair value
(e)	Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair value of financial instruments
(f)	Fair value of financial instruments

The Group's financial instruments include cash, restricted cash, accounts receivable, notes receivable, short-term investment, amounts due from related parties, assets held for sale, short-term loan, accounts payable, and amounts due to related parties. The Group did not have any other financial assets and liabilities or nonfinancial assets and liabilities that are measured at fair value on recurring basis as of December 31, 2013 and 2014.

The Group's financial assets and liabilities measured at fair value on a non-recurring basis include assets held for sale based on level 1 the quoted market price in an active market, assets based on level 2 inputs in connection with equity share exchange transaction and acquired assets and liabilities based on level 3 inputs in connection with business combinations.

Cash and cash equivalents
(g)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid deposits which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Restricted cash
(h)	Restricted cash
Restricted cash represents the bank deposits in escrow accounts as the performance security for certain concession right agreements.
Short-term investment
(i)	Short-term investment

Short-term investments comprise marketable debt securities, which are classified as held-to-maturity as the Group has the positive intent and ability to hold the securities to maturity. All of the Group's held-to-maturity securities are stated at their amortized costs and classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year.

The Group reviews its short-term investments for other-than-temporary impairment based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its short-term investments. If the cost of an investment exceeds the investment's fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, and the Group's intent and ability to hold the investment, in determining if impairment is needed.

Assets held for sale
(j)	Assets held for sale

The Group considers property, plant and equipment to be assets held for sale when all of the following criteria are met: i) a formal commitment to a plan to sell a property was made and exercised; ii) the property is available for sale in its present condition; iii) actions required to complete the sale of the property have been initiated; iv) sale of the property is probable and the Group expects the completed sale will occur within one year; v) the property is actively being marketed for sale at a price that is reasonable given its current market value; and vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Upon designation as assets held for sale, the Group records each property at the lower of its carrying value or its estimated fair value, less estimated costs to sell, and the Group ceases depreciation.

Property and equipment
(k)	Property and equipment

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Digital display network equipment	5 years
Gas station display network equipment	5 years
Furniture and fixture	5 years
Computer and office equipment	3-5 years
Vehicle	5 years
Software	5 years
Property	50 years
Leasehold improvement	Shorter of the term of the lease
or the estimated useful lives of the assets

Impairment of long-lived assets and intangible assets with definite life
(l)	Impairment of long-lived assets and intangible assets with definite life

The Group evaluates the recoverability of its long-lived assets, including intangible assets with definite life, whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of carrying amount over the fair value of the assets.

Impairment of goodwill
(m)	Impairment of goodwill

The Group annually, or more frequently if the Group believes indicators of impairment exist, reviews the carrying value of goodwill to determine whether impairment may exist.

Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit's goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The Group has four reporting units: the advertising media in air travel areas, the advertising media in gas station, the outdoor advertising media and the fire station advertising media. The Group performs its annual impairment tests on December 31 of each year.

Long-term investments
(n)	Long-term investments

Equity method investments

Investee companies over which the Company has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee's Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

Cost method investments

For investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and recognizes income as any dividends declared from distribution of investee's earnings. The Group reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment's carrying amount and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment.

Acquired intangible assets
(o)	Acquired intangible assets

Acquired intangible assets with definite lives are carried at cost less accumulated amortization. Customer relationships intangible asset is amortized using the estimated attrition pattern of the acquired customers. Amortization of other definite-lived intangible assets is computed using the straight-line method over the following estimated economic lives:

TV program license	20 years
Audio-vision programming & broadcasting qualification	19.5 years
Customer relationships	3-3.4 years
Contract backlog	1.2-3 years
Concession agreements	3.8-10 years
Non-compete agreements	4.4 years

Revenue recognition
(p)	Revenue recognition

The Group's revenues are derived from selling advertising time slots on the Group's advertising networks, primarily air travel advertising network. For the years ended December 31, 2012, 2013 and 2014, the advertising revenues were generated from digital frames in airports, digital TV screens in airports, digital TV screens on airlines, traditional media in airports, gas station media network and other media.

The Group typically signs standard contracts with its advertising customers, who require the Group to run the advertiser's advertisements on the Group's network in specified locations for a period of time. The Group recognizes advertising revenues ratably over the performance period for which the advertisements are displayed, so long as collection of the fees remains probable.

The Group also wholesales the advertising platforms such as scrolling light boxes and billboards in the gas stations located in some major cities, except Beijing, Shanghai and Shenzhen, to advertising agents, and signs fixed fee contracts with the agents for a specified period. The revenue is recognized on a straight-line basis over the specified period.

Deferred revenue

Prepayments from customers for advertising service are deferred and recognized as revenue when the advertising services are rendered.

Nonmonetary exchanges

The Group occasionally exchanges advertising time slots and locations with other entities for assets or services, such as equipment and other assets. The amount of assets and revenue recognized is based on the fair value of the advertising provided or the fair value of the transferred assets, whichever is more readily determinable. The amounts of revenues recognized for nonmonetary transactions were $1,287, $656 and $1,699 for the years ended December 31, 2012, 2013 and 2014, respectively. No direct costs are attributable to the revenues.

Value Added Tax ("VAT")
(q)	Value Added Tax ("VAT")

The Company's PRC subsidiaries are subject to value-added tax at a rate of 6% on revenues from advertising services and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the account under input VAT receivable or other taxes payable.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC, including Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Also a circular issued in May 2013 provided that such VAT pilot program is rolled out nationwide since August 2013. Since then, certain subsidiaries and VIEs became subject to VAT at the rates of 6% or 3%, on certain service revenues which were previously subject to business tax. For the years ended December 31, 2012, 2013 and 2014, gross revenue is presented net of $8,785, $21,524 and $19,279 of VAT, respectively.

Business tax and other sale related taxes
(r)	Business tax and other sale related taxes

The Group's PRC subsidiaries and VIEs are subject to business tax and other sale related taxes at the rate of 8.5% on revenues other than those subject to VAT after deduction of certain costs of revenues permitted by the PRC tax laws.

Concession fees
(s)	Concession fees

The Group enters concession right agreements with vendors such as airports, airlines and a petroleum company, under which the Group obtains the right to use the spaces or equipment of the vendors to display the advertisements. The concession right agreements are treated as operating lease arrangements.

Fees under concession right agreements are usually due every three, six or twelve months. Payments made are recorded as current assets and current liabilities according to the respective payment terms. Most of the concession fees with airports and airlines are fixed with escalation, which means fixed increase over each year of the agreements. The total concession fee under the concession right agreements with airports and airlines is charged to the consolidated statements of operations on a straight-line basis over the agreement periods, which is generally between three and five years.

The fee structure of the concession right agreement with the petroleum company is based on the actual number of developed gas stations and associated standard annual concession fee for each developed gas station. Each gas station has its specific lease term starting from the time when it is actually put into operation. The calculation of rental payments is based on how many months the gas stations are actually put into operation during the year and the standard annual concession fee determined based on the location of the gas station. Accordingly, each gas station is treated as a separate lease and rental payments are recognized on a straight-line basis over its lease term. The amount of annual concession fee to-be-paid is determined by an actual incurred concession fee or a fixed minimum payment, if any, based on negotiation with the petroleum company.

Agency fees
(t)	Agency fees

The Group pays fees to advertising agencies based on certain percentage of revenues made through the advertising agencies upon receipt of payment from advertisers. The agency fees are charged to cost of revenues in the consolidated statements of operations ratably over the period in which the advertising is displayed. Prepaid and accrued agency fees are recorded as current assets and current liabilities according to relative timing of payments made and advertising service provided. From time to time, the Group and certain advertising agencies may renegotiate and mutually agree, as permitted by applicable laws, to reduce existing agency fee liabilities as calculated under the terms of existing contracts. Such reductions in the accrued agency fees are recorded as a reduction in cost of sales in the period the renegotiations are finalized. During the years ended December 31, 2012, 2013 and 2014, reversals in cost of sales as a result of renegotiated agency fees amounted to $6,407, $3,329 and $1,433, respectively.

Operating leases
(u)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating lease. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Advertising costs
(v)	Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were $767, $1,039 and $2,309 for the years ended December 31, 2012, 2013 and 2014, respectively, and have been included as part of selling and marketing expenses.

Foreign currency translation
(w)	Foreign currency translation

The functional and reporting currency of the Company and the Company's subsidiaries domiciled in BVI and Hong Kong are the United States dollar ("U.S. dollar"). The financial records of the Company's other subsidiaries, VIEs and VIEs' subsidiaries located in the PRC are maintained in their local currency, the Renminbi ("RMB"), which are the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group's entities with functional currency of RMB translate their operating results and financial position into the U.S. dollar, the Company's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Retained earnings and equity are translated using the historical rate. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Income taxes
(x)	Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, the Group classifies the interest and penalties, if any, as a component of the income tax position.

Share-based payments
(y)	Share-based payments

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued, and recognized as compensation expenses over the requisite service periods based on a straight-line method, with a corresponding impact reflected in additional paid-in capital.

Share-based payment transactions with non-employees are measured based on the fair value of the options as of each reporting date through the measurement date, with a corresponding impact reflected in additional paid-in capital.

Comprehensive loss
(z)	Comprehensive loss

Comprehensive loss includes net loss and foreign currency translation adjustments and is presented net of tax, the tax effect is nil for the three years ended December 31, 2014 in the consolidated statements of comprehensive loss.

Allowance of doubtful accounts
(aa)	Allowance of doubtful accounts

The Group conducts credit evaluations of clients and generally do not require collateral or other security from clients. The Group establishes an allowance for doubtful accounts based upon estimates, historical experience and other factors surrounding the credit risk of specific clients and utilizes both specific identification and a general reserve to calculate allowance for doubtful accounts. The amount of receivables ultimately not collected by the Group has generally been consistent with expectations and the allowance established for doubtful accounts. If the frequency and amount of customer defaults change due to the clients' financial condition or general economic conditions, the allowance for uncollectible accounts may require adjustment. As a result, the Group continuously monitors outstanding receivables and adjusts allowances for accounts where collection may be in doubt.

Concentration of credit risk
(bb)	Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and accounts receivable. The Group places their cash with financial institutions with high-credit rating and quality in China.

The Group conducts credit evaluations of customers and generally do not require collateral or other security from their customers. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors relevant to determining the credit risk of specific customers. The amount of receivables ultimately not collected by the Group has generally been consistent with management's expectations and the allowance established for doubtful accounts.

Customers accounting for 10% or more of total revenues are:

Customer	For the years ended December 31,
	2012	2013	2014

A	11.2%	6.7%	0.5%

Net loss per share
(cc)	Net loss per share

Basic net loss per share are computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted net loss reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential common shares in the diluted net loss per share computation are excluded in periods of losses from continuing operations, as their effect would be anti-dilutive.

Government subsidies
(dd)	Government subsidies

The Group primarily receives tax refund and development supporting bonus from tax bureau and local government without any condition or restriction. The government subsidies are recorded in other income on the consolidated statements of operations in the period in which the amounts of such subsidies are received. The recognized government subsidies as other income are $210, $1,395 and $817 for the years ended December 31, 2012, 2013 and 2014, respectively.

Recent issued accounting standards adopted
(ee)	Recent issued accounting standards adopted

In May 2014, the Financial Accounting Standards Board (“FASB”) issued a new pronouncement which affects any entity using U.S. GAAP that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (e.g., insurance contracts or lease contracts). This Accounting Standards Update (“ASU”) will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance. This ASU also supersedes some cost guidance included in Subtopic 605-35, Revenue Recognition—Construction-Type and Production-Type Contracts. In addition, the existing requirements for the recognition of a gain or loss on the transfer of nonfinancial assets that are not in a contract with a customer (e.g., assets within the scope of Topic 360, Property, Plant, and Equipment, and intangible assets within the scope of Topic 350, Intangibles—Goodwill and Other) are amended to be consistent with the guidance on recognition and measurement (including the constraint on revenue) in this ASU.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

•	Step 1: Identify the contract(s) with a customer.
•	Step 2: Identify the performance obligations in the contract.
•	Step 3: Determine the transaction price.
•	Step 4: Allocate the transaction price to the performance obligations in the contract.
•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

 For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted.

An entity should apply the amendments in this ASU using one of the following two methods:

1.	Retrospectively to each prior reporting period presented and the entity may elect any of the following practical expedients:

•	For completed contracts, an entity need not restate contracts that begin and end within the same annual reporting period.
•	For completed contracts that have variable consideration, an entity may use the transaction price at the date the contract was completed rather than estimating variable consideration amounts in the comparative reporting periods.
•	For all reporting periods presented before the date of initial application, an entity need not disclose the amount of the transaction price allocated to remaining performance obligations and an explanation of when the entity expects to recognize that amount as revenue.

2.	Retrospectively with the cumulative effect of initially applying this ASU recognized at the date of initial application. If an entity elects this transition method it also should provide the additional disclosures in reporting periods that include the date of initial application of:

•	The amount by which each financial statement line item is affected in the current reporting period by the application of this ASU as compared to the guidance that was in effect before the change.
•	An explanation of the reasons for significant changes.

Recent issued accounting standards not yet adopted
(ff)	Recent issued accounting standards not yet adopted

In April, 2014, the FASB issued ASU 2014-08, which amends the definition of a discontinued operation in ASC 205-20 and requires entities to provide additional disclosures about discontinued operations as well as disposal transactions that do not meet the discontinued-operations criteria. The new guidance eliminates the second and third criteria of discontinued operation in ASC 205-20-45-1 and instead requires discontinued-operations treatment for disposals of a component or group of components that represents a strategic shift that has or will have a major impact on an entity's operations or financial results. The ASU also expands the scope of ASC 205-20 to disposals of equity method investments and businesses that, upon initial acquisition, qualify as held for sale.

The ASU also requires entities to reclassify assets and liabilities of a discontinued operation for all comparative periods presented in the statement of financial position.

Regarding the statement of cash flows, an entity must disclose, in all periods presented, either (1) operating and investing cash flows or (2) depreciation and amortization, capital expenditures, and significant operating and investing noncash items related to the discontinued operation.

The ASU is effective prospectively for all disposals (except disposals classified as held for sale before the adoption date) or components initially classified as held for sale in periods beginning on or after December 15, 2014. Early adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In June 2014, the FASB issued a new pronouncement which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in Topic 718, Compensation – Stock Compensation, as it relates to awards with performance conditions that affect vesting to account for such awards. The performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved.

The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In August, 2014, the FASB issued a new pronouncement which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The new standard requires management to perform interim and annual assessments of an entity's ability to continue as a going concern within one year of the date of issuance of the entity's financial statements. Further, an entity must provide certain disclosures if there is “substantial doubt about the entity's ability to continue as a going concern." The new standard is effective for fiscal years ending after December 15, 2016.

The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.